UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.)          [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Lincluden Management Limited
Address:          1275 North Service Road W., Suite 607
                  Oakville, Ontario L6M3G4

Form 13F File Number: 028-11897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Alanna Sinclair-Whitty
Title:   Assistant Vice President and Secretary
Phone:   (905) 825-2457

Signature, Place, and Date of Signing:


/s/ Alanna Sinclair-Whitty Oakville,        Ontario, Canada     January 23, 2009
[Signature]                                 [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 77

Form 13F Information Table Value Total:  $495,784
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.              Form 13F File Number             Name

1                028-11931                        Old Mutual (US) Holdings Inc.

31-Dec-08
Name of                         Title of                Value     Shares or Sh/ Put/ Investment Other          Voting Authority
Issuer                          Class         Cusip     $000's    Prn Amt   Prn Call Discretion Managers    Sole    Shared   None

AON CORP                        COM           037389103     $ 907    24,315 Shs      DEFINED      1        24,315
APPLIED MATLS INC.              COM           038222105   $ 1,375   135,775 Shs      DEFINED      1        79,415
AUTOLIV INC.                    COM           052800109     $ 812    37,845 Shs      DEFINED      1        37,845
AXA                             SPON ADR      054536107   $ 1,316    58,585 Shs      DEFINED      1        58,585
BANK OF AMERICA CORPORATION     COM           060505104     $ 838    59,540 Shs      DEFINED      1        59,540
BANK MONTREAL QUE               COM           063671101  $ 25,316   991,585 Shs      DEFINED      1       991,585
BANK NOVA SCOTIA HALIFAX        COM           064149107  $ 20,551   755,180 Shs      DEFINED      1       755,180
BARCLAYS PLC                    ADR           06738E204     $ 591    60,330 Shs      DEFINED      1        60,330
BARRICK GOLD INC.               COM           067901108  $ 30,727   841,200 Shs      DEFINED      1       841,200
BCE INC                         COM           05534B109  $ 16,885   822,405 Shs      DEFINED      1       822,405
BP PLC                          SPON ADR      055622104   $ 1,114    23,850 Shs      DEFINED      1        23,850
BT GROUP PLC                    ADR           05577E101   $ 1,502    75,205 Shs      DEFINED      1        75,205
BROOKFIELD PPTYS CORP.          COM           112900105  $ 13,615 1,791,890 Shs      DEFINED      1     1,791,890
CAE INC.                        COM           124765108   $ 6,408   968,450 Shs      DEFINED      1       968,450
CAMECO  CORP.                   COM           13321L108   $ 9,695   563,755 Shs      DEFINED      1       563,755
CANADIAN NATIONAL RAILWAY       COM           136375102     $ 237     6,475 Shs      DEFINED      1         6,475
CANADIAN NATURAL RESOURCES LTD. COM           136385101  $ 22,126   555,535 Shs      DEFINED      1       555,535
CANADIAN PACIFIC RAILWAY        COM           13645t100   $ 5,819   173,830 Shs      DEFINED      1       173,830
CDN IMPERIAL BK OF COMMERCE     COM           136069101  $ 18,437   441,705 Shs      DEFINED      1       441,705
CANON INC.                      ADR           138006309   $ 1,043    30,440 Shs      DEFINED               30,440
CEMEX SAB DE CV                 SPON ADR      151290889   $ 1,089   119,140 Shs      DEFINED      1       119,140
CHEVRON                         COM           166764100   $ 1,677    22,675 Shs      DEFINED      1        22,675
CISCO SYSTEMS INC.              COM           17275R102   $ 1,473    90,375 Shs      DEFINED      1        90,375
COCA-COLA COMPANY               COM           191216100   $ 1,484    32,795 Shs      DEFINED      1        32,795
COMCAST CORP.                   CL A          20030N101   $ 3,084   182,729 Shs      DEFINED      1       182,729
DANAHER CORP DEL                COM           235851102   $ 1,412    24,950 Shs      DEFINED      1        24,950
DELL INC.                       COM           24702R101     $ 569    55,645 Shs      DEFINED      1        55,645
DOW CHEMICAL                    COM           260543103     $ 561    37,237 Shs      DEFINED      1        37,237
DU PONT E I DE NEMOURS & CO     COM           263534109     $ 897    35,444 Shs      DEFINED      1        35,444
ENCANA CORP                     COM           292505104     $ 243     5,235 Shs      DEFINED      1         5,235
FRANCE TELECOM SA               SPON ADR      35177Q105   $ 1,208    43,035 Shs      DEFINED      1        43,035
GLAXOSMITHKLINE PLC             SPON ADR      37733W105   $ 1,507    40,445 Shs      DEFINED      1        40,445
HONEYWELL INTL INC              COM           438516106   $ 1,093    33,300 Shs      DEFINED      1        33,300
HSBC HLDGS PLC                  SPON ADR NEW  404280406   $ 1,506    30,940 Shs      DEFINED      1        30,940
IMPERIAL OIL LTD                COM NEW       453038408   $ 8,236   245,935 Shs      DEFINED      1       245,935
IMS HEALTH INC.                 COM           449934108     $ 949    62,610 Shs      DEFINED      1        62,610
ING GROEP N V                   SPON ADR      456837103     $ 995    89,672 Shs      DEFINED      1        89,672
JOHNSON & JOHNSON               COM           478160104   $ 1,949    32,591 Shs      DEFINED      1        32,591
KONINKLIJKE PHILIPS ELECTRS     NY REG SH NEW 500472303   $ 1,067    53,700 Shs      DEFINED      1        53,700
LOWES COMPANIES INC.            COM           548661107   $ 1,684    78,262 Shs      DEFINED      1        78,262
MAGNA INTERNATIONAL INC.        CL A          559222401  $ 15,149   412,220 Shs      DEFINED      1       412,220
MANULIFE FINL CORP              COM           56501R106  $ 19,070 1,122,235 Shs      DEFINED      1     1,122,235
METLIFE INC.                    COM           59156R108   $ 1,497    42,945 Shs      DEFINED      1        42,945
MICROSOFT CORP.                 COM           594918104   $ 1,872    96,313 Shs      DEFINED      1        96,313
NEWMONT MINING CORP.            COM           651639106   $ 1,469    36,105 Shs      DEFINED      1        36,105
NEXEN INC.                      COM           65334H102      $ 87     5,000 Shs      DEFINED      1         5,000
NOKIA CORP                      SPON ADR      654902204   $ 2,336   149,720 Shs      DEFINED      1       149,720
NOVA CHEMICALS CORP.            COM           66977W109   $ 4,881 1,021,180 Shs      DEFINED      1     1,021,180
NTT DOCOMO INC.                 SPON ADR      62942M201   $ 1,391    70,915 Shs      DEFINED      1        70,915
ORACLE CORP                     COM           68389X105   $ 3,040   171,462 Shs      DEFINED      1       171,462
PANASONIC CORP.                 ADR           69832A205   $ 1,325   106,480 Shs      DEFINED      1       106,480
PENN WEST ENERGY TR             TR UNIT       707885109  $ 18,297 1,650,300 Shs      DEFINED      1     1,650,300
PETRO-CDA                       COM           71644E102  $ 20,565   942,015 Shs      DEFINED      1       942,015
PFIZER INC                      COM           717081103   $ 1,678    94,730 Shs      DEFINED      1        94,730
PIONEER NATURAL RESOURCES CO.   COM           723787107   $ 1,008    62,290 Shs      DEFINED      1        62,290
POTASH CORP SASK INC.           COM           73755L107     $ 326     2,975 Shs      DEFINED      1         2,975
QUEST DIAGNOSTICS INC.          COM           74834L100   $ 2,032    39,145 Shs      DEFINED      1        39,145
RESEARCH IN MOTION LTD.         COM           760975102     $ 163     4,055 Shs      DEFINED      1         4,055
ROGERS COMMUNICATIONS INC       CL B          775109200  $ 23,488   785,695 Shs      DEFINED      1       785,695
ROYAL BANK OF CANADA            COM           780087102  $ 14,824   502,625 Shs      DEFINED      1       502,625
SANOFI AVENTIS                  SPON ADR      80105N105   $ 1,357    42,190 Shs      DEFINED      1        42,190
SHAW COMMUNICATIONS             CL B CONV     82028K200  $ 19,583 1,109,205 Shs      DEFINED      1     1,109,205
SIEMENS AG                      SPON ADR      826197501     $ 976    12,880 Shs      DEFINED      1        12,880
SUN LIFE FINL INC.              COM           866796105  $ 27,057 1,164,475 Shs      DEFINED      1     1,164,475
3M CO                           COM           88579Y101   $ 2,761    47,997 Shs      DEFINED      1        47,997
TALISMAN ENERGY INC             COM           87425E103  $ 25,952 2,607,940 Shs      DEFINED      1     2,607,940
TELUS CORP.                     NON -VTG      87971M202      $ 71     2,500 Shs      DEFINED      1         2,500
THOMSON REUTERS CORP            COM           884903105  $ 30,482 1,048,035 Shs      DEFINED      1     1,048,035
TIMBERLAND CO                   CL A          887100105   $ 1,350   116,911 Shs      DEFINED      1       116,911
TORONTO DOMINION BK ONT         COM NEW       891160509  $ 28,769   810,425 Shs      DEFINED      1       810,425
TOTAL S A                       SPON ADR      89151E109   $ 1,184    21,424 Shs      DEFINED      1        21,424
TOYOTA MOTOR CORP               SPON ADR      892331307   $ 2,393    36,570 Shs      DEFINED      1        36,570
TRANSCANADA CORP.               COM           89353D107      $ 92     3,400 Shs      DEFINED      1         3,400
VERIZON COMMUNICATIONS          COM           92343V104   $ 1,506    44,420 Shs      DEFINED      1        44,420
WALGREEN CO.                    COM           931422109   $ 2,567   104,065 Shs      DEFINED      1       104,065
WELLS FARGO & CO NEW            COM           949746101   $ 1,404    47,625 Shs      DEFINED      1        47,625
ZIMMER HOLDINGS INC.            COM           98956P102   $ 1,782    44,100 Shs      DEFINED      1        44,100

                                                        $ 495,784
